Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Right-of-Use Assets of Lease Liabilities

The following represents the aggregate right-of-use assets and related lease liabilities from operating lease agreements for certain offices as recognized in the consolidated balance sheets:

	December 31,
	2 0 2 4	2 0 2 3
	U.S. dollars in thousands
Right-of-use assets, net	$861	$690
Current liabilities	$188	$218
Long-term liabilities	637	424
Total operating lease liabilities	$825	$642
Weighted average lease term – operating lease	4.09 years
Weighted average discount rate – operating lease	8.17%

Schedule of Cash Flows Related Operating Lease Liabilities

The future cash flows related to the operating lease liabilities as of December 31, 2024, were as follows:

U.S. dollars in thousands
Years ending December 31:
2025	245
2026	241
2027	241
2028	140
2029	103
Total lease payments (undiscounted)	970
Less – discount to net present value	(145)
Present value of lease liabilities	$825